UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund

National Portfolio

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 96.7%
Alabama - 1.9%
Jefferson Cnty Ltd Oblig Sch Warrants FSA Series 2004
5.50%, 1/01/21	$1,000	$1,022,430
Series 04A
5.25%, 1/01/18 - 1/01/23	3,900	3,573,783
Montgomery Spl Care Fac Fin Auth (Baptist Hlth) (Prerefunded)
Series 04C
5.25%, 11/15/29	2,190	2,404,204
Univ of Alabama Brd of Trustees (Univ of Alabama Hosp)
Series 08A
5.75%, 9/01/22	3,000	3,087,660

		10,088,077

Arizona - 2.7%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
3.24%, 2/01/42 (a)	2,600	2,472,600
Estrella Mtn Ranch CFD (Desert Village)
7.375%, 7/01/27	2,594	2,686,710
Phoenix Civic Impr Corp. Wastewtr Sys Rev MBIA Series 04
5.00%, 7/01/23	1,750	1,793,032
Pima Cnty IDA (Horizon Comnty Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	3,144,897
Queen Creek Impr Dist No 1
5.00%, 1/01/26	1,300	1,190,904
Salt Verde Fin Corp. (Prepaid Gas)
5.25%, 12/01/23	2,560	2,388,557
Sundance CFD No 1
Series 02
7.75%, 7/01/22	600	611,406

		14,288,106

California - 3.1%
California (Prerefunded)
5.25%, 4/01/30	810	881,118
AMBAC
5.00%, 4/01/27	910	982,026

California (Unrefunded)
5.25%, 4/01/30	15	15,083
AMBAC
5.00%, 4/01/27	1,740	1,749,692
California Dept of Wtr Res (Pwr Sup Rev) (Prerefunded)
Series 02A
5.375%, 5/01/22	2,000	2,202,540
Chula Vista IDR (San Diego Gas)
Series 96A
5.30%, 7/01/21	4,000	4,042,440
Manteca USD MBIA Series 01
Zero Coupon, 9/01/31	11,910	3,220,226
San Diego Cnty Wtr Auth FSA Series 08A
5.00%, 5/01/25	3,000	3,100,290

		16,193,415

Colorado – 1.7%
Colorado Ed & Cultural Fac Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	495	462,360
Colorado HFA SFMR (Mtg Rev) AMT
Series 99A-2
6.45%, 4/01/30	530	548,391
Colorado Hlth Fac Auth (Evangelical Lutheran Proj)
5.25%, 6/01/19	1,500	1,506,570
Colorado Hlth Fac Auth (Parkview Med Ctr)
Series 04
5.00%, 9/01/25	690	642,307
Park Creek Metro Dist Rev Ltd (Ref-Sr-Ltd Tax Ppty Tax)
Series 05
5.50%, 12/01/30	1,900	1,792,707
PV Wtr & Sanitation Metro Dist Capital Appreciation
Series 06
Zero Coupon, 12/15/17	3,672	2,054,007
Todd Creek Farms Metro Dist No 1
6.125%, 12/01/22	1,210	1,114,035
Series 04
6.125%, 12/01/19	820	780,410

		8,900,787

Connecticut – 0.1%
Connecticut HEFA (Griffin Hosp)
RADIAN Series 05B
5.00%, 7/01/23	750	701,025

District Of Columbia - 2.3%
Dist of Columbia ACA
5.00%, 6/01/26	1,000	847,620
FSA Series 2007C
5.00%, 6/01/23	7,775	7,948,927
Dist of Columbia Wtr & Swr Auth ASSURED GTY Series 2008A
5.00%, 10/01/23	3,220	3,360,585

		12,157,132

Florida - 8.9%
Beacon Tradeport CDD Series 02B
7.25%, 5/01/33	150	151,231
Bonnet Creek Resort CDD
Series 02
7.25%, 5/01/18	2,000	2,032,420
Clay Cnty CDD (Crossings at Fleming Island)
Series 00C
7.05%, 5/01/15	1,550	1,564,679
Collier Cnty IDA (Southern St Util) AMT
Series 96
6.50%, 10/01/25	705	705,747
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	255	251,909
Indian Trace Dev Dist Spl Assmt (Wtr Mgmt Spl Benefit)
MBIA Series 05
5.00%, 5/01/22 - 5/01/23	1,800	1,836,774
Jacksonville Hosp Rev (Mayo Clinic)
Series 01C
5.50%, 11/15/36	6,750	6,782,535
Lee Cnty CFD (Herons Glen) (Prerefunded)
Series 99
6.00%, 5/01/29	6,090	6,345,110
Lee Cnty HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 00A-1
7.20%, 3/01/33	70	71,765
Marshall Creek CDD
Series 02A
6.625%, 5/01/32	1,645	1,680,516
Miami Beach Hlth Fac Auth (Mt Sinai Med Ctr)
Series 01A
6.80%, 11/15/31	3,500	3,488,555

Miami-Dade Cnty Ed Fac Auth (Univ of Miami)
Series 08A
5.20%, 4/01/24	2,500	2,521,825
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	3,325	3,291,417
Orange Cnty HFA MFHR (Seminole Proj) AMT
Series 99L
5.80%, 6/01/32	4,990	4,839,252
Orlando Assess Dist (Conroy Rd Proj)
Series 98A
5.80%, 5/01/26	3,250	3,034,818
Pasco Cnty HFA MFHR (Pasco Woods Apts) AMT
Series 99A
5.90%, 8/01/39	3,690	3,695,018
Pier Park CDD
Series 02-1
7.15%, 5/01/34	3,245	3,301,950
Preserve at Wildnerness Lake CDD
Series 02B
6.20%, 11/01/08	25	24,985
Tara CDD No 1
Series 00A
7.15%, 5/01/31	1,755	1,778,412

		47,398,918

Illinois - 9.4%
Chicago FSA Series 05
5.00%, 1/01/25	6,905	7,046,069
Series 08A
5.25%, 1/01/23	10,000	10,553,900
Chicago Arpt Rev (O’Hare Int’l Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	3,400	3,320,576
Chicago Brd of Ed
Series 07
5.00%, 12/01/24	15,000	15,415,350
Chicago HFA SFMR (Mtg Rev)
GNMA/ FNMA/ FHLMC Series 99C
7.05%, 10/01/30	65	65,878
Chicago HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA/ FHLMC Series 98A
6.45%, 9/01/29	245	245,260
GNMA/ FNMA/ FHLMC Series 98C-1
6.30%, 9/01/29	175	176,062
GNMA/ FNMA/ FHLMC Series 99 A
6.35%, 10/01/30	265	263,818

Chicago Incr Alloc (Diversey/Narragansett Redevelopment Proj)
7.46%, 2/15/26	1,770	1,816,374
Chicago Spec Assess (Lake Shore East)
Series 03
6.75%, 12/01/32	3,500	3,503,115
Gilberts Spl Svc Area No 15 Spl Tax (Gilberts Town Ctr Proj)
Series 03
6.00%, 3/01/28	2,430	2,180,123
Hampshire Spl Svc Area No 14
5.80%, 3/01/26	1,595	1,425,276
Illinois Fin Auth (Illinois Inst of Technology)
Series 06A
5.00%, 4/01/31	750	680,385
Manhattan (No 04-1 Brookstone Springs Proj)
Series 05
5.875%, 3/01/28	1,674	1,529,618
Metro Pier & Expo Auth (McCormick Place)
MBIA Series 02A
5.25%, 6/15/42	1,750	1,768,568

		49,990,372

Indiana - 0.6%
Hendricks Cnty Bldg Fac Corp.
5.50%, 7/15/23	1,165	1,235,494
Indiana Dev Fin Auth (Inland Steel)
Series 97
5.75%, 10/01/11	1,825	1,861,172

		3,096,666

Iowa - 0.0%
Coralville Urban Rev Tax Incr
Series 07C
5.00%, 6/01/18	140	141,583

Kansas - 0.1%
Lenexa Hlth Care Fac (Lakeview Village Inc.)
5.25%, 5/15/22	870	803,950

Louisiana - 3.5%
De Soto Parish PCR (Int’l Paper Co)
Series A-2
5.00%, 10/01/12	2,200	2,165,086
Lafayette LA Communications (Communications Sys Rev)
XLCA
5.25%, 11/01/20 - 11/01/23	5,000	5,198,007
Louisiana Arpt Fac (Cargo ACQ Grp) AMT
Series 02
6.65%, 1/01/25	800	797,560

New Orleans
MBIA Series 05
5.00%, 12/01/29	3,420	3,166,168
5.25%, 12/01/21	3,360	3,346,997
RADIAN
5.00%, 12/01/18 - 12/01/22	3,650	3,682,179

		18,355,997

Maryland - 1.4%
Maryland CDA SFMR (Mtg Rev) AMT
Series 00A
6.10%, 7/01/38	6,285	6,310,077
Maryland IDR (Med Waste Assoc) AMT
Series 89
8.75%, 11/15/10 (b)(c)	1,225	1,059,637

		7,369,714

Massachusetts - 3.5%
Massachusetts (Prerefunded)
Series 02C
5.25%, 11/01/30	3,220	3,482,205
Massachusetts (Refunded)
Series 02C
5.25%, 11/01/30	1,780	1,924,945
Massachusetts Dev Fin Agy Fac (Seven Hills Fdn)
RADIAN Series 99
5.15%, 9/01/28	6,035	5,808,325
Massachusetts Port Auth AMT
Series 99D
6.00%, 7/01/29	7,500	7,613,325

		18,828,800

Michigan - 4.6%
Detroit Tax Incr (Diamler/Chrysler Assembly Plant)
Series 98A
5.50%, 5/01/21	520	421,190
Detroit Wtr Sup Sys
FSA Series 2006A
5.00%, 7/01/24	7,005	7,082,195
Kent Hosp Fin Auth (Metro Hosp Proj)
Series 05A
5.75%, 7/01/25	710	656,494
Michigan HDA MFHR (Rental Rev) AMT
AMBAC Series 97A
6.10%, 10/01/33	330	330,657
Michigan Hosp Fin Auth (Sparrow Med Ctr) (Prerefunded)
Series 01
5.625%, 11/15/36	2,650	2,879,967
Michigan Hosp Fin Auth (Trinity Hlth)
Series 00A
6.00%, 12/01/27	4,515	4,662,731

Plymouth Ed Ctr Charter Sch Pub Academy Rev
Series 05
5.375%, 11/01/30	2,000	1,791,040
Saginaw Hosp Fin Auth (Covenant Med Ctr)
Series 00F
6.50%, 7/01/30	6,125	6,321,735

		24,146,009

Minnesota - 1.5%
Minneapolis & St. Paul Arpt Rev AMT
FGIC Series 00B
6.00%, 1/01/21	3,520	3,570,019
Shakopee Hlth Care Fac (St Francis Regl Med Ctr)
Series 04
5.10%, 9/01/25	2,700	2,516,184
St. Paul Hsg & Redev Auth (Hltheast Proj)
Series 05
6.00%, 11/15/25	500	501,115
Western Minnesota Muni Pwr Agy
FSA
5.00%, 1/01/17	1,400	1,517,768

		8,105,086

Missouri - 2.5%
Kansas City (Downtown Arena Proj)
Series 08
5.00%, 4/01/28	10,500	10,179,855
Kansas City Arpt Fac Rev (Cargo ACQ Grp)
Series 02
6.25%, 1/01/30	1,965	1,865,060
Missouri Dev Fin Brd Infra Fac Rev (Crackerneck Creek Proj)
Series 05C
5.00%, 3/01/26	1,000	977,100
Riverside IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	370	329,814

		13,351,829

Nevada - 4.4%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj)
RADIAN Series 03A
5.125%, 9/01/29	2,700	2,590,731
Clark Cnty
Series 08
5.25%, 7/01/18	9,090	9,599,858
Clark Cnty Sch Dist
FGIC Series 05
5.00%, 6/15/22	5,720	5,895,833
Las Vegas Valley Wtr Dist
FGIC Series 05
5.00%, 6/01/27	5,000	5,016,850

		23,103,272

New Hampshire - 1.1%
New Hampshire Bus Fin Auth PCR (Public Svc Co) AMT
Series 93E
6.00%, 5/01/21	4,000	4,020,240
New Hampshire HEFA (Covenant Hlth)
Series 04
5.375%, 7/01/24	1,680	1,681,176

		5,701,416

New Jersey - 3.8%
Morris-Union Jointure COP
RADIAN Series 04
5.00%, 5/01/27	5,175	5,057,683
New Jersey Ed Fac Auth (Prerefunded)
AMBAC Series 02A
5.25%, 9/01/21	8,005	8,728,892
New Jersey EDA (New Jersey St Contract)
Series 05
5.25%, 3/01/25	6,200	6,411,916

		20,198,491

New Mexico - 1.4%
Clayton Jail Proj Rev
CIFG
5.00%, 11/01/25 – 11/01/27	8,475	7,496,285

New York - 5.0%
Erie Cnty IDA (Buffalo Sch Dist Proj)
FSA Series 04
5.75%, 5/01/25 - 5/01/26	3,800	4,131,118
New York City
Series 03
5.75%, 3/01/15	2,350	2,622,013
Series 03A
5.50%, 8/01/21	5,000	5,248,500
Series 04G
5.00%, 12/01/23	895	913,401
New York City (Prerefunded)
5.75%, 3/01/17	1,480	1,651,310
New York City (Unrefunded)
5.75%, 3/01/17	420	458,854
New York City IDA (Lycee Francais)
ACA Series 02C
6.80%, 6/01/28	2,500	2,575,025
New York City TFA
Series 05A-2
5.00%, 11/01/17	5,000	5,369,800
New York Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19	850	819,060

New York St Dorm Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,300	1,350,349
New York St HFA (Econ Dev & Hsg)
FGIC Series 05A
5.00%, 9/15/25	1,200	1,224,300

		26,363,730

North Carolina - 0.1%
Iredell Cnty COP
FSA Series 08
5.25%, 6/01/22	720	767,743

North Dakota - 0.3%
Ward Cnty Hlth Care Fac (Trinity Hlth)
5.125%, 7/01/18 - 7/01/20	1,380	1,344,683

Ohio - 3.0%
Cleveland Cuyahoga Port Auth (Univ Heights Ohio-Pub Parking Proj)
Series 01
7.35%, 12/01/31	5,400	5,491,584
Cleveland Pub Pwr Sys Rev
FGIC Series 06A
5.00%, 11/15/18	2,335	2,424,594
Franklin Cnty (OCLC Online Computer Library Ctr)
Series 98A
5.20%, 10/01/20	1,200	1,213,692
Toledo Lucas Cnty Port Auth (CSX Transp)
Series 92
6.45%, 12/15/21	6,730	7,036,551

		16,166,421

Oregon - 0.9%
Forest Grove Rev (Ref & Campus Impr Pacific Proj A)
RADIAN Series 05A
5.00%, 5/01/28	2,995	2,896,285
Oregon Hsg Dev Agy SFMR (Mtg Rev) AMT
Series 02B
5.45%, 7/01/32	2,200	2,084,918

		4,981,203

Pennsylvania - 4.1%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	2,900	2,596,428
Ephrata Area Sch Dist (Prerefunded)
FGIC Series 05
5.00%, 3/01/22	2,565	2,796,953
Harrisburg Arpt Auth (Susquehanna Arpt Proj) AMT
Series 99
5.50%, 1/01/24	500	447,280

Montgomery Cnty Hosp Rev (Abington Mem Hosp)
Series 02A
5.125%, 6/01/32	2,000	1,848,520
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	1,210	1,152,827
Pennsylvania Hgr Ed Fac Auth Rev (UPMC Hlth Sys)
Series 01A
6.00%, 1/15/31	3,845	4,017,833
Pennsylvania IDA (St Revolving Fd)
Series 08A
5.50%, 7/01/23	3,940	4,051,896
Philadelphia IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,030	902,538
South Ctr Gen Auth (Wellspan Hlth)
MBIA Series 01
5.25%, 5/15/31	685	702,139
South Ctr Gen Auth (Wellspan Hlth) (Prerefunded)
MBIA Series 01
5.25%, 5/15/31	3,115	3,366,318

		21,882,732

Puerto Rico - 1.6%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	1,100	1,095,446
Series 01A
5.50%, 7/01/19	500	512,340
Series 03A
5.25%, 7/01/23	500	497,930
Series 04A
5.25%, 7/01/19	1,920	1,934,438
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	506,080
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19 - 6/01/20	3,730	3,708,509

		8,254,743

South Carolina - 1.9%
Dorchester Cnty Sch Dist No 2 (Installment Pur Rev)
Series 06
5.00%, 12/01/30	1,500	1,403,325
Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj)
ASSURED GTY Series 05
5.00%, 12/01/27	3,890	3,892,101

Series 05
5.00%, 12/01/30	335	302,344
Scago Ed Fac Corp. (Calhoun Sch Dist)
RADIAN
5.00%, 12/01/21	4,300	4,254,377

		9,852,147

Tennessee - 0.3%
Sullivan Cnty Hlth Ed (Wellmont Hlth Sys)
Series 06C
5.00%, 9/01/22	1,265	1,196,424
5.25%, 9/01/26	275	257,604

		1,454,028

Texas - 13.2%
Bexar Cnty Hlth Fac Dev Corp
5.00%, 7/01/27	325	286,523
Camino Real Regl Mobility Auth
5.00%, 2/15/21	3,000	3,011,250
Series 2008
5.00%, 8/15/21	1,790	1,795,442
Corpus Christi Arpt Rev (Corpus Christi Int’l)
FSA Series 00B
5.375%, 2/15/30	7,100	7,219,422
Dallas-Fort Worth Arpt Rev (Int’l Arpt)
FGIC Series 01
5.50%, 11/01/35	13,400	12,590,372
Ector Cnty ISD
5.25%, 8/15/27	3,000	3,284,219
El Paso Cnty Hosp Dist ASSURED GTY Series 2008A
5.00%, 8/15/23	5,000	5,138,900
Garza Cnty Pub Fac Corp.
5.50%, 10/01/19	535	537,247
Grapevine Arpt Rev
6.50%, 1/01/24	995	977,846
Guadalupe-Blanco River Auth (Contract & Sub Wtr Res)
MBIA Series 04A
5.00%, 8/15/24	1,440	1,451,981
Hidalgo Cnty Hlth Svc (Mission Hosp Inc Proj)
Series 05
5.00%, 8/15/14 - 8/15/19	730	723,465
Houston Arpt Rev (Cargo ACQ Grp) AMT
Series 02
6.375%, 1/01/23	3,000	2,907,870
Laredo ISD
AMBAC Series 04A
5.00%, 8/01/24	1,000	1,010,210

Lubbock (Ctfs Oblig-Tax & Wtrwks Surp)
FSA
5.125%, 2/15/24	3,335	3,449,824
North Texas Hlth Fac Dev Corp (United Regl Hlth Care Sys)
FSA Series 07
5.00%, 9/01/24	570	568,107
Richardson Hosp Auth (Richardson Regl Med Ctr)
FSA Series 04
5.875%, 12/01/24	2,310	2,308,568
San Antonio (Unrefunded)
Series 02
5.00%, 2/01/22	3,060	3,125,729
San Antonio Elec & Gas Rev
Series 08
5.00%, 2/01/26	6,830	7,011,678
Seguin Hgr Ed Auth (Texas Lutheran Univ Proj)
Series 04
5.25%, 9/01/28	1,000	952,300
Texas Trpk Auth AMBAC Series 02A
5.50%, 8/15/39	7,500	7,588,800
Tyler Hosp Rev (Mother Francis Regl Hlth)
Series 01
6.00%, 7/01/31	3,900	4,323,501

		70,263,254

Utah - 0.7%
Intermountain Pwr Agy
Series 2008A
5.25%, 7/01/23	2,750	2,816,660
Spanish Fork City Charter Sch Rev
5.55%, 11/15/21	860	798,802

		3,615,462

Virgin Islands - 1.5%
Virgin Islands Pub Fin Auth (Virgin Islands Gross Receipts Taxes Loan Note)
FSA Series 03
5.00%, 10/01/13 - 10/01/14	2,025	2,154,074
5.25%, 10/01/15 - 10/01/17	5,460	5,787,479

		7,941,553

Virginia - 1.2%
Arlington IDA (Arlington Hlth Sys) (Prerefunded)
Series 01
5.25%, 7/01/31	1,000	1,079,730
Bell Creek CDD
Series 03A
6.75%, 3/01/22	602	602,668

Broad Street CDD (Parking Fac)
Series 03
7.50%, 6/01/33	3,000	3,119,310
Pocahontas Pkwy Assoc Toll Rd Rev (Prerefunded)
Series 98B
Zero Coupon, 8/15/15	2,000	1,375,740

		6,177,448

Washington - 3.2%
Energy Northwest Wind AMBAC
5.00%, 7/01/21	7,845	8,014,138
Spokane AMBAC
5.00%, 12/01/22	5,550	5,669,936
Tacoma Solid Waste Util Rev XLCA Series 06
5.00%, 12/01/18	2,750	2,846,332
Washington Hlth Care Fac Auth (Overlake Hosp Med Ctr)
RADIAN Series C2
5.00%, 7/01/38 (d)+	350	350,000

		16,880,406

Wisconsin - 1.2%
Milwaukee Arpt Rev (Cargo ACQ Corp) AMT
Series 02
6.50%, 1/01/25	2,315	2,240,110
Wisconsin HEFA (Bell Tower Residence Proj)
FHLB Series 05
5.00%, 7/01/25	1,270	1,208,163
Wisconsin HEFA (Wheaton Franciscan)
MBIA
5.25%, 8/15/20	3,400	3,169,004

		6,617,277

Total Long-Term Municipal Bonds (cost $517,962,733)		512,979,760

Short-Term Municipal Notes - 2.8%
District Of Columbia - 0.2%
Dist Of Columbia (Howard Rd Academy)
Series 2004
2.20%, 12/01/24 (e)	1,335	1,335,000

Florida - 0.1%
Alachua Cnty Hlth Fac Auth
Series 02A
2.17%, 12/01/12 (e)	500	500,000

Indiana - 0.3%
Indiana Hlth Fac Fin Auth (Comnty Hosp)
Series 2000B
2.20%, 7/01/28 (e)	1,425	1,425,000

Missouri - 0.2%
Missouri HEFA (Truman Med Ctr)
Series 2005
2.20%, 9/01/14 (e)	1,050	1,050,000

North Carolina - 0.8%
North Carolina Cap Fac Fin Agy (Pfiffer Univ)
Series 2006
2.20%, 11/01/26 (e)	1,150	1,150,000
North Carolina Cap Fac Fin Agy (Queens College)
Series 2001
2.20%, 3/01/21 (e)	3,200	3,200,000

		4,350,000

Pennsylvania - 0.1%
Delaware Cnty Auth (Elwyn, Inc. Proj)
Series 05A
2.10%, 6/01/20 (e)	500	500,000

Rhode Island - 0.4%
Rhode Island Hlth & Ed Bldg Corp. (Catholic Sch Pool Program Issue)
2.20%, 4/01/35 (e)	2,000	2,000,000

South Carolina - 0.3%
South Carolina Ed Fac Auth (Converse Coll)
Series 2000
2.20%, 7/01/15 (e)	1,340	1,340,000

Texas - 0.2%
San Antonio Ed Fac Corp.
2.20%, 12/01/27 (e)	1,000	1,000,000

Utah - 0.2%
Washington Cnty St George Interlocal Agy
Series 2007
2.20%, 12/01/22 (e)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $14,500,000)		14,500,000

Total Investments - 99.5% (cost $532,462,733)		527,479,760
Other assets less liabilities - 0.5%		2,897,775

Net Assets - 100.0%		$530,377,535

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,205	2/12/12	BMA	*	3.548%	$92,135

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2008.

(b)	Illiquid security, valued at fair value.

(c)	Security is in default and is non-income producing.

(d)	Variable rate coupon, rate shown as of July 31, 2008.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2008 and the aggregate market value of this security amounted to $350,000 or 0.07% of net assets.

As of July 31, 2008, the Portfolio held 36% of net assets in insured bonds (of this amount 3% represents the Portfolio's holding in pre-refunded bonds).

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty Community
CDA	-	Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
CIFG	-	CIFG Assurance North America, Inc.
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
HDA	-	Housing Development Authority
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

Insured National Portfolio

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 87.9%
Alabama - 0.7%
Jefferson Cnty Wtr & Swr Rev (Prerefunded)
FGIC Series 02B
5.00%, 2/01/41	$1,000	$1,065,999

California - 6.5%
California
FSA Series 03
5.00%, 2/01/29	1,445	1,458,959
California (Prerefunded)
5.125%, 2/01/28	1,500	1,648,260
AMBAC
5.00%, 4/01/27	1,035	1,116,920
California (Unrefunded)
AMBAC
5.00%, 4/01/27	1,965	1,975,945
Golden St Tobacco Securitization Corp. (Prerefunded)
XLCA Series 03B
5.50%, 6/01/33	2,000	2,169,500
San Bernardino Cnty Redev ETM (Ontario Proj #1)
MBIA Series 93
5.80%, 8/01/23	1,000	1,079,010

		9,448,594

Colorado - 5.9%
Northwest Parkway Toll Rev
FSA Series 01C
Zero Coupon, 6/15/25 (a)	9,000	8,531,640

District Of Columbia - 0.6%
Dist of Columbia Wtr & Swr Auth
ASSURED GTY Series 2008A
5.00%, 10/01/23	905	944,512

Florida - 4.7%
Hollywood Comnty Redev Agy
XLCA
5.00%, 3/01/24	5,000	4,941,250
Volusia Cnty Hlth Fac (John Knox Village)
RADIAN Series 96A
6.00%, 6/01/17	1,905	1,908,219

		6,849,469

Illinois - 6.8%
Chicago Arpt Rev (O’Hare Int’l Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	1,700	1,660,288
Illionois Sport Fac Rev (Chicago Stadium Soldier Field)
AMBAC Series 01
Zero Coupon, 6/15/30 (a)	7,000	6,486,200
Metro Pier & Expo Auth (McCormick Place)
MBIA Series 02A
5.25%, 6/15/42	1,750	1,768,567

		9,915,055

Louisiana - 2.2%
Lafayette LA Communications (Communications Sys Rev)
XLCA
5.25%, 11/01/23	1,550	1,601,444
New Orleans
MBIA Series 05
5.00%, 12/01/29	570	527,695
5.25%, 12/01/21	1,135	1,130,608

		3,259,747

Maryland - 0.1%
Maryland HEFA (Upper Chesapeake Hosp)
FSA Series 07C
3.25%, 1/01/43 (b)(c)+	200	200,000

Massachusetts - 5.9%
Massachusetts HEFA (Berkshire Hlth Sys)
RADIAN Series 01E
5.70%, 10/01/25	5,800	5,884,738
Massachusetts HEFA (Cape Cod Hlthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	1,499,760
Massachusetts HEFA (Care Group Inc.)
MBIA Series 08
5.375%, 2/01/26	1,250	1,277,612

		8,662,110

Michigan - 5.1%
Detroit Wtr Sup Sys (Prerefunded)
FGIC Series 01B
5.50%, 7/01/33	1,450	1,565,087
Kalamazoo Hosp Fin Auth (Borgess Med Ctr) ETM
FGIC Series 94A
5.833%, 6/01/11 (d)	3,440	3,449,219
Michigan (Trunk Line Fund) (Prerefunded)
FSA Series 01A
5.25%, 11/01/30	1,000	1,078,210

Royal Oak Hosp Fin Auth (William Beaumont Hosp)
MBIA Series 01M
5.25%, 11/15/35	1,300	1,308,827

		7,401,343

Minnesota - 4.4%
Waconia Hlth Care Fac Rev (Ridgeview Med Ctr)
RADIAN Series 99A
6.125%, 1/01/29	6,095	6,424,191

Missouri - 0.1%
Riverside IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	120	106,967

Nevada - 1.4%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj)
RADIAN Series 03A
5.125%, 9/01/29	2,100	2,015,013

New Hampshire - 1.6%
New Hampshire Hosp Rev (Mary Hitchcock Hosp)
FSA Series 02
5.50%, 8/01/27	2,250	2,333,813

New Jersey - 2.9%
New Jersey Ed Fac Auth (Hgr Ed Cap Impr) (Prerefunded)
AMBAC Series 02A
5.125%, 9/01/22	2,500	2,714,150
New Jersey Ed Fac Auth (Kean Univ)
FGIC Series 07
3.25%, 7/01/37 (b)+	1,475	1,475,000

		4,189,150

New York - 6.5%
Erie Cnty IDA (Buffalo Sch Dist Proj)
FSA Series 04
5.75%, 5/01/26	1,300	1,412,073
Nassau Cnty Hlth Fac (Nassau Hlth Sys Rev) (Prerefunded)
FSA Series 99
5.75%, 8/01/29	7,600	8,021,268

		9,433,341

North Carolina - 0.8%
Iredell Cnty COP
FSA Series 08
5.25%, 6/01/22	200	213,262
North Carolina Eastern Muni Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,009,110

		1,222,372

Ohio - 5.5%
Cleveland Pub Pwr Sys Rev
FGIC Series 06A
5.00%, 11/15/18	500	519,185
Hamilton Cnty (Prerefunded)
AMBAC Series B
5.25%, 12/01/32	5,660	6,035,258
Hamilton Cnty (Unrefunded)
AMBAC Series B
5.25%, 12/01/32	1,440	1,446,134

		8,000,577

Pennsylvania - 8.8%
Allegheny Cnty Hgr Ed Bldg Auth (Carnegie Mellon Univ)
Series 02
5.50%, 3/01/28	5,665	5,876,305
Pennsylvania Trpk Transp Rev (Prerefunded)
AMBAC Series 01
5.25%, 7/15/41	6,500	7,024,160

		12,900,465

Puerto Rico - 5.2%
Puerto Rico Elec Pwr Auth
XLCA Series 02-1
5.25%, 7/01/22	6,935	7,599,858

Rhode Island - 4.0%
Rhode Island EDA (Providence Place Mall Proj)
ASSET GTY Series 00
6.125%, 7/01/20	5,500	5,780,390

South Carolina - 1.9%
Dorchester Cnty Sch Dist No 2
ASSURED GTY
5.00%, 12/01/29	400	401,592
Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj)
ASSURED GTY Series 05
5.00%, 12/01/27	2,335	2,336,261
Series 05
5.00%, 12/01/30	115	103,790

		2,841,643

Texas - 2.9%
Guadalupe-Blanco River Auth (Contract & Sub Wtr Res)
MBIA Series 04A
5.00%, 8/15/24	455	458,786
North Texas Hlth Fac Dev Corp (United Regl Hlth Care Sys)
FSA Series 07
5.00%, 9/01/24	180	179,402
San Antonio
Series 02
5.00%, 2/01/23	1,485	1,513,037

Texas Trpk Auth
AMBAC Series 02A
5.50%, 8/15/39	2,000	2,023,680

		4,174,905

Washington - 1.6%
Tacoma Solid Waste Util Rev
XLCA Series 06
5.00%, 12/01/18	865	895,301
Washington St Hlth Care Fac Auth (Overlake Hosp Med Ctr)
RADIAN Series 2005
5.25%, 7/01/38 (b)+	1,450	1,450,000

		2,345,301

West Virginia - 1.8%
Fairmont Hgr Ed (Fairmont St Coll)
FGIC Series 02A
5.375%, 6/01/27	2,500	2,558,075

Total Long-Term Municipal Bonds (cost $123,233,073)		128,204,530

Short-Term Municipal Notes - 10.6%
Florida - 1.3%
Orange Cnty IDA (Cental Florida YMCA Proj)
2.20%, 12/01/32 (c)	1,950	1,950,000

Georgia - 0.3%
Atlanta Wtr & Wastewtr
FSA Series 01 C
2.40%, 11/01/41 (c)(e)	500	500,000

Illinois - 4.0%
Chicago Brd of Ed
FSA Series C1
2.35%, 3/01/31 (c)	5,800	5,800,000

Massachusetts - 0.3%
Massachusetts HEFA (Northeastern Univ)
Series 2008
2.12%, 10/01/35 (c)	500	500,000

Nevada - 0.2%
Clark Cnty Sch Dist
FSA Series 01A
2.15%, 6/15/21 (c)	275	275,000

New York - 4.5%
New York City
FSA Series A6
1.95%, 11/01/26 (c)	6,500	6,500,000

Total Short-Term Municipal Notes (cost $15,525,000)		15,525,000

Total Investments - 98.5% (cost $138,758,073)		143,729,530
Other assets less liabilities - 1.5%		2,167,399

Net Assets - 100.0%		$145,896,929

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Merrill Lynch	$1,000	10/21/16	BMA *	4.128%		$56,594
Merrill Lynch	2,500	7/30/26	4.090%	BMA	*	(101,927)
Merrill Lynch	2,500	11/15/26	4.378%	BMA	*	(201,197)

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)	Variable rate coupon, rate shown as of July 31, 2008.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2008 and the aggregate market value of these securities amounted to $3,125,000 or 2.14% of net assets.

As of July 31, 2008, the Portfolio held 88% of net assets in insured bonds (of this amount 40% represents the Portfolio's holding in pre-refunded bonds). 20%, 25% and 17% of the Portfolio's insured bonds were insured by AMBAC, FSA and RADIAN, respectively.

Glossary:

ACA AMBAC ASSET GTY ASSURED GTY COP EDA ETM FGIC FSA HEFA IDA MBIA RADIAN XLCA	- - - - - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Asset Guaranty Insurance Company AKA Radian

Assured Guaranty

Certificate of Participation

Economic Development Agency

Escrow to Maturity

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

Health & Education Facility Authority

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Radian Group, Inc.

XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

New York Portfolio

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.7%
Long-Term Municipal Bonds - 93.3%
New York - 82.1%
Albany IDA (St. Peters Hosp Proj)
5.75%, 11/15/22	$795	$818,532
Cattaraugus Cnty Hgr Ed (Jamestown) (Prerefunded)
Series 00A
6.50%, 7/01/30	1,000	1,098,380
Cortland Cnty IDA (Cortland Mem Hosp)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,600,262
Dutchess Cnty IDA (Civil Fac Rev)
5.00%, 8/01/19 - 8/01/21	1,450	1,481,058
Erie Cnty (Pub Impr)
MBIA Series 05A
5.00%, 12/01/20	5,990	6,103,570
Erie Cnty IDA (Buffalo Sch Dist Proj)
FSA Series 04
5.75%, 5/01/25	1,400	1,525,174
Glen Cove IDR (The Regency at Glen Cove) ETM
Series 92B
Zero Coupon, 10/15/19	11,745	7,231,162
Hempstead IDA (Adelphi Univ Civic Fac)
Series 02
5.50%, 6/01/32	1,000	1,013,650
Herkimer Cnty IDR (Herkimer CC Stud Hsg)
Series 00
6.50%, 11/01/30	2,000	2,093,200
Long Island Pwr Auth
FGIC Series 06A
5.00%, 12/01/19 - 12/01/24	8,300	8,479,420
Long Island Pwr Auth (Prerefunded)
FSA Series 01A
5.25%, 9/01/28	10,000	10,774,300

Metro Transp Auth Dedicated Tax Fund
MBIA
5.00%, 11/15/18 - 11/15/21	11,890	12,509,457
Series 02
5.25%, 11/15/31	5,000	5,045,300
Series 02A
5.125%, 11/15/31	5,500	5,513,145
Series Ser
5.25%, 11/15/30	10,000	10,136,700
Monroe Cnty MFHR (Southview Towers Proj) AMT
SONYMA Series 00
6.25%, 2/01/31	1,130	1,163,143
Montgomery Cnty IDA (HFM Boces)
XLCA Series 05A
5.00%, 7/01/24	1,500	1,512,900
Nassau Cnty IDA (Continuing Care Ret)
6.50%, 1/01/27	1,000	992,510
New York City
5.00%, 1/01/21	5,000	5,176,700
FSA Series 04E
5.00%, 11/01/21	4,000	4,142,680
Series 03
5.75%, 3/01/15	2,350	2,622,013
Series 04G
5.00%, 12/01/23	3,225	3,291,306
Series 04I
5.00%, 8/01/21	11,400	11,690,244
Series 05J
5.00%, 3/01/24	5,000	5,089,450
XLCA Series 04I
5.00%, 8/01/18	10,000	10,457,400
New York City (Prerefunded)
5.75%, 3/01/17	1,480	1,651,310
Series 01B
5.50%, 12/01/31	11,995	13,090,863
New York City (Unrefunded)
5.75%, 3/01/17	420	458,854
Series 01B
5.50%, 12/01/31	5	5,098
New York City HDC (NYC Hsg Auth)
FGIC Series 05P6-A
5.00%, 7/01/19	10,000	10,462,700
New York City HDC MFHR (Rental Hsg) AMT
Series 01C-2
5.40%, 11/01/33	3,030	2,873,955
Series 02A
5.50%, 11/01/34	1,250	1,191,562

New York City Hlth & Hosp Corp. (Hlth Care Sys Rev)
FSA Series 02A
5.125%, 2/15/23	1,500	1,539,105
New York City Hlth & Hosp Corp. (Hlth Care Sys Rev)
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,925,321
New York City IDA (Airis JFK Proj)
Series 01A
5.50%, 7/01/28	9,000	7,498,710
New York City IDA (Brooklyn Navy Yard) AMT
Series 97
5.75%, 10/01/36	3,000	2,907,900
New York City IDA (Lycee Francais)
ACA Series 02C
6.80%, 6/01/28	2,500	2,575,025
New York City IDA (Magen David Yeshivah Proj)
ACA Series 02
5.70%, 6/15/27	1,600	1,511,616
New York City IDA (Staten Island Hosp)
Series 01B
6.375%, 7/01/31	1,925	1,863,246
New York City IDA (Terminal One Group Assoc Proj)
Series 05
5.50%, 1/01/24 (a)	800	804,784
New York City IDA (Spence Sch)
5.20%, 7/01/34	3,155	3,202,672
New York City Muni Wtr Fin Auth
Series 03A
5.00%, 6/15/27	1,000	1,014,150
New York City TFA
5.00%, 7/15/21	7,000	7,268,380
MBIA Series 03D
5.25%, 2/01/18	10,000	10,635,600
Series 00B
6.00%, 11/15/29	6,000	6,469,320
Series 02A
5.50%, 11/01/26 (a)	5,000	5,349,300
Series 05A-2
5.00%, 11/01/17	5,000	5,369,800
New York City Trust for Cultural Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	14,000	14,174,580
New York Conv Ctr Dev Corp. (Hotel Unit Fee Secured)
AMBAC Series 05
5.00%, 11/15/30	10,000	9,880,100

New York Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19	900	867,240
New York St Dorm Auth (Personal Income Tax)
5.00%, 3/15/27	2,350	2,418,573
New York St Dorm Auth (Cabrini of Westchester)
GNMA
5.10%, 2/15/26	1,900	1,880,449
New York St Dorm Auth (Eger Rehab Ctr) FHA
FHA Series 00
6.10%, 8/01/37	3,065	3,161,701
New York St Dorm Auth (FHA Insured Maimonides)
MBIA Series 04
5.75%, 8/01/29	3,515	3,768,150
New York St Dorm Auth (Leake & Watts Svc Inc.)
MBIA Series 04
5.00%, 7/01/22 - 7/01/23	3,275	3,303,002
New York St Dorm Auth (Master Boces Program Wayne Finger)
FSA Series 04
5.00%, 8/15/23	3,175	3,281,648
New York St Dorm Auth (Memorial Sloan-Kettering Ctr)
MBIA Series 03A
5.00%, 7/01/22	5,000	5,139,750
New York St Dorm Auth (Montefiore Hosp)
FGIC FHA Series 04
5.00%, 8/01/23	5,000	5,008,200
New York St Dorm Auth (Mount Sinai Hlth Sys)
Series 00
6.50%, 7/01/25	4,000	4,143,920
New York St Dorm Auth (New York Univ)
FGIC Series 04A
5.00%, 7/01/24	2,240	2,282,291
New York St Dorm Auth (Non St Supported Debt Ozanam)
5.00%, 11/01/21	1,000	1,010,010
New York St Dorm Auth (North Shore-Long Island Jewish Obligated Group)
5.00%, 5/01/22	1,405	1,399,366
New York St Dorm Auth (Nursing Home)
FHA Series 02-34
5.20%, 2/01/32	3,965	4,403,489
New York St Dorm Auth (NYU Hosp Ctr)
5.25%, 7/01/24	800	777,280
Series 07A
5.00%, 7/01/22	1,200	1,151,160

New York St Dorm Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,288,025
New York St Dorm Auth (Rochester Univ)
Series 04A
5.25%, 7/01/23 - 7/01/24	1,250	1,292,570
New York St Dorm Auth (Rochester Univ) (Prerefunded)
Series 04A
5.25%, 7/01/21	575	637,957
New York St Dorm Auth (St Univ of New York) (Prerefunded)
Series 02
5.00%, 7/01/32	4,000	4,311,040
New York St Dorm Auth (Westchester Cnty Court Fac Lease)
Series 06A
5.00%, 8/01/17	9,510	10,269,564
New York St Dorm Auth MFHR (Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	988,380
New York St Energy Res & Dev Auth (Long Island Ltg Co.) AMT
Series 95A
5.30%, 8/01/25	7,500	7,531,875
New York St Mtg Agy SFMR (Mtg Rev) AMT
Series 01-29
5.45%, 4/01/31	9,000	8,539,740
Series 01-31A
5.30%, 10/01/31	8,500	7,992,380
New York St Pwr Auth
MBIA
5.00%, 11/15/19 - 11/15/21	3,680	3,887,513
New York St SFMR (Mtg Rev) AMT
Series 82
5.65%, 4/01/30	2,810	2,832,002
New York St Thruway Auth
AMBAC Series 05B
5.00%, 4/01/21	7,500	7,820,025
FGIC Series 05B
5.00%, 4/01/17	12,750	13,634,213
New York St Thruway Auth (Personal Income Tax) (Transp)
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,164,400
New York St Urban Dev Corp (Personal Income Tax) (Prerefunded)
Series 02A
5.25%, 3/15/32	3,945	4,273,224

Niagara Frontier Transp Auth (Buffalo Niagara Int’l Arpt) AMT
MBIA
5.625%, 4/01/29	2,500	2,471,225
Onondaga Cnty IDA (Anheuser Busch) AMT
Series 99
6.25%, 12/01/34	2,000	2,035,540
Onondaga Cnty IDA (Cargo ACQ) AMT
Series 02
6.125%, 1/01/32	1,000	931,340
Onondaga Cnty PCR (Bristol-Meyers Squibb) AMT
5.75%, 3/01/24	4,000	4,259,160
Port Auth NY & NJ (JFK Int’l Arpt Proj) AMT
MBIA Series 97-6
5.75%, 12/01/22	6,820	6,966,903
Sachem Ctr Sch Dist of Holbrook
5.00%, 10/15/21 - 10/15/22	5,415	5,520,988
Seneca Cnty IDA (New York Chiropractic Coll)
5.00%, 10/01/27	925	863,321
Spencerport Uni Sch Dist (Prerefunded)
MBIA Series 02
5.00%, 6/15/21	2,500	2,663,625
Tobacco Settlement Fin Corp.
Series 03A-1
5.50%, 6/01/14	5,000	5,080,500
Triborough Brdg & Tunnel Auth
5.00%, 11/15/24 - 11/15/26	16,715	17,169,652
Ulster Cnty IDA (Kingston Regl Sr Living Corp.-Woodland Pond at New Patlz Proj)
6.00%, 9/15/27	1,175	1,100,176
Yonkers IDA (Malotz Pavillion Proj)
MBIA Series 99
5.65%, 2/01/39	700	711,984

		414,519,158

Arizona - 0.2%
Goodyear IDA (Litchfield Pk Svc Proj) AMT
Series 01
6.75%, 10/01/31	1,000	1,011,760

California - 0.2%
California St
Series 03
5.25%, 11/01/25	650	667,290
Series 04
5.20%, 4/01/26	350	355,453

		1,022,743

Florida - 2.0%
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	5,500	5,546,585
Fiddlers Creek CDD (Prerefunded)
Series 99B
5.80%, 5/01/21	670	625,860
Hammock Bay CDD (Spl Assmt)
Series 04A
6.15%, 5/01/24	800	764,232
Marshall Creek CDD
Series 02A
6.625%, 5/01/32	935	955,187
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	2,475	2,245,221

		10,137,085

Georgia - 0.1%
Atlanta (Tax Alloc Bonds Eastside Proj)
Series 05B
5.60%, 1/01/30	500	442,555

Guam - 0.1%
Guam Govt (Wtr & Waste Sys Rev)
Series 05
6.00%, 7/01/25	500	500,245

Illinois - 0.8%
Antioch Village Spl Svc Area (Clublands Proj)
Series 03
6.625%, 3/01/33	993	849,899
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	1,350	1,247,306
Yorkville CFD (Raintree Village)
Series 03
6.875%, 3/01/33	1,894	1,912,258

		4,009,463

Nevada - 0.3%
Clark Cnty Impr Dist No. 142
Series 03
6.10%, 8/01/18	1,460	1,436,465

Ohio - 0.2%
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	1,200	1,199,988

Puerto Rico - 6.7%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	1,600	1,593,376
Series 01A
5.50%, 7/01/19	915	937,582
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,085	2,084,896
5.375%, 7/01/24	5,225	5,347,631
Series 08WW
5.375%, 7/01/23	405	415,457
XLCA Series 02-1
5.25%, 7/01/22	10,000	10,958,700
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	506,080
Puerto Rico HFA (Cap Fndtn Program)
5.00%, 12/01/20	5,215	5,172,028
Puerto Rico HFC SFMR (Mtg Rev)
GNMA/ FNMA/ FHLMC Series 01A
5.20%, 12/01/33	1,690	1,648,071
Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	935	935,533
Univ of Puerto Rico
5.00%, 6/01/22	255	251,231
Series 06Q
5.00%, 6/01/20	4,225	4,194,918

		34,045,503

Virginia - 0.6%
Bell Creek CDD
Series 03A
6.75%, 3/01/22	201	201,223
Broad Street CDA (Parking Fac)
Series 03
7.50%, 6/01/33	2,680	2,786,584

		2,987,807

Total Long-Term Municipal Bonds (cost $466,321,926)		471,312,772

Short-Term Municipal Notes - 5.4%
New York - 2.6%
New York City FSA Series A6
1.95%, 11/01/26 (b)	1,500	1,500,000
New York City Muni Wtr Fin Auth
1.95%, 6/15/24 (b)	1,000	1,000,000
2.10%, 6/15/32 (b)	5,500	5,500,000
New York City TFA
1.95%, 2/01/31 (b)	500	500,000
2.05%, 11/01/22 - 5/01/28 (b)	2,000	2,000,000

New York City TFA (NYC Recovery)
1.95%, 11/01/22 (b)	1,000	1,000,000
Syracuse IDA (Syracuse Univ)
1.90%, 7/01/37 - 12/01/37 (b)	1,800	1,800,000

		13,300,000

Colorado - 0.6%
Colorado Ed & Cultural Fac Auth
2.10%, 7/01/29 - 2/01/34 (b)	1,560	1,560,000
4.50%, 12/01/34 (b)	500	500,000
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog)
2.10%, 7/01/36 (b)	750	750,000
Colorado Ed & Cultural Fac Auth (Natll Jewish Fed Bd Prog)
2.10%, 9/01/33 (b)	400	400,000

		3,210,000

Florida - 0.7%
Jacksonville Econ Dev Commission (Methodist Refunding Proj)
2.17%, 10/01/15 (b)	1,300	1,300,000
Jacksonville Hlth Fac Auth (Baptist Hlth Sys)
2.18%, 8/15/34 (b)	1,500	1,500,000
Univ of North Florida Fndtn, Inc. (Parking Sys Rev Bonds)
2.60%, 5/01/28 (b)	500	500,000

		3,300,000

Georgia - 0.2%
Fulton Cnty Hosp Auth (Northside Hosp Proj)
2.10%, 10/01/33 (b)	1,000	1,000,000

Michigan - 0.3%
Michigan Hgr Ed Fac Auth
2.10%, 11/01/36 (b)	1,500	1,500,000

Mississippi - 0.1%
Mississippi Business Fin Commission (Chevron USA Inc. Proj)
2.18%, 12/01/30 (b)	500	500,000

Nevada - 0.3%
Reno (Retral-Reno Transp Rail Access Corridor Proj)
2.10%, 6/01/42 (b)	1,200	1,200,000

North Carolina - 0.4%
North Carolina Med Care Commission (Iredell Mem Hosp)
2.18%, 10/01/37 (b)	2,000	2,000,000

Rhode Island - 0.1%
Rhode Island Hlth & Ed Bldg Corp. (Catholic Sch Pool Program Issue)
2.20%, 4/01/35 (b)	500	500,000

Washington - 0.1%
Washington St Nonprofit Hsg (Emerald Heights Proj)
2.40%, 7/01/33 (b)	500	500,000

Total Short-Term Municipal Notes (cost $27,010,000)		27,010,000

Total Investments - 98.7% (cost $493,331,926)		498,322,772
Other assets less liabilities - 1.3%		6,653,531

Net Assets - 100.0%		$504,976,303

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$2,200	1/25/26	BMA	*	4.108%	$94,846
JP Morgan Chase	4,500	6/15/15	3.777%		BMA *	(165,266)
Merrill Lynch	3,100	10/01/16	BMA	*	4.147%	183,956

(a)	Variable rate coupon, rate shown as of July 31, 2008.

(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of July 31, 2008, the Portfolio held 39% of net assets in insured bonds (of this amount 5% represents the Portfolio's holding in pre-refunded bonds).

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
SONYMA	-	State of New York Mortgage Agency
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

California Portfolio

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 96.4%
California - 93.1%
Acalanes Union High Sch Dist (Ref-2013 Crossover)
FSA Series 05B
5.25%, 8/01/24	$3,000	$3,159,360
Banning Util Auth (Wtr & Enterprise Rev)
FGIC Series 05
5.25%, 11/01/30	7,265	7,274,009
Bay Area Infra Fin Auth
FGIC
5.00%, 8/01/17	2,000	2,047,120
Beaumont Fin Auth
AMBAC
5.00%, 9/01/26	2,900	2,822,512
California
5.00%, 8/01/22 - 2/01/32	28,200	28,184,202
MBIA
5.00%, 6/01/18	5,000	5,265,700
MBIA - IBC Series 03
5.25%, 2/01/16	2,050	2,168,141
Series 03
5.25%, 2/01/24	3,500	3,598,805
California (Prerefunded)
5.00%, 2/01/33	6,925	7,566,116
5.125%, 6/01/31	1,710	1,828,623
5.25%, 2/01/30 - 4/01/30	1,200	1,305,189
5.30%, 4/01/29	6,395	7,101,903
MBIA Series 02
5.00%, 2/01/32	3,500	3,759,070
California (Unrefunded)
5.125%, 6/01/31	20	20,012
5.25%, 2/01/30 - 4/01/30	13,975	14,050,049
5.30%, 4/01/29	5	5,065
California Dept of Veteran Affairs (Home Purchase Rev)
AMBAC Series 02A
5.35%, 12/01/27	22,320	22,561,726

California Dept of Wtr Res (Prerefunded)
Series 02A
5.375%, 5/01/21	3,000	3,303,810
California Dept of Wtr Res (Pwr Sup Rev)
5.00%, 12/01/24	5,000	5,212,550
California Dept of Wtr Res (Pwr Sup Rev) (Prerefunded)
FGIC Series 02A
5.125%, 5/01/18	10,000	10,924,500
California Ed Fac Auth (Coll of Arts & Crafts)
Series 01
5.875%, 6/01/30	2,200	2,239,490
California Ed Fac Auth (Univ of the Pacific)
5.00%, 11/01/21	990	997,098
Series 04
5.00%, 11/01/20	1,000	1,023,040
5.25%, 5/01/34	1,000	1,000,970
California HFA SFMR (Mtg Rev) AMT
Series 99A-2
5.25%, 8/01/26	1,705	1,635,265
California Hlth Fac Fin Auth (Catholic Hlthcare West)
Series G
5.50%, 7/01/25	2,000	1,995,520
California Hlth Fac Fin Auth (Cottage Hlth Sys)
MBIA Series 03B
5.00%, 11/01/23	2,500	2,534,300
California Hlth Fac Fin Auth (Lucile Salter Packard Hosp)
AMBAC Series 03C
5.00%, 8/15/21	3,365	3,412,682
California Infra & Econ Dev Bank (Kaiser Hosp)
Series 01A
5.55%, 8/01/31	18,000	18,023,040
California Pollution Ctl Fin Auth (Pacific Gas & Elec) AMT
MBIA Series 96A
5.35%, 12/01/16	15,500	15,850,920
California Pollution Ctl Fin Auth (So Calif Edison) AMT
MBIA Series 99C
5.55%, 9/01/31	7,950	7,553,295
California Pollution Ctl Fin Auth (Tracy Material Recovery) AMT
ACA Series 99A
5.70%, 8/01/14	3,670	3,671,321

California Pub Wks Brd (Dept of Hlth Svcs-Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	1,270	1,223,683
California Pub Wks Brd (Dept of Mental Hlth-Coalinga)
Series 04A
5.50%, 6/01/22 - 6/01/23	6,790	7,039,245
California Pub Wks Brd (Univ of Calif Proj)
Series 05C
5.00%, 4/01/23	3,130	3,191,911
California Pub Wks Brd (Various Univ Calif Proj)
Series 04F
5.00%, 11/01/26	8,065	8,159,119
California Rural MFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 00B
6.25%, 12/01/31	70	70,444
GNMA/ FNMA Series 00D
6.00%, 12/01/31	245	244,733
GNMA/ FNMA Series 99A
5.40%, 12/01/30	290	274,932
MBIA Series 99A
5.40%, 12/01/30	720	673,006
California Statewide CDA (Daughters of Charity Hlth)
Series 05A
5.25%, 7/01/24	3,225	3,146,761
California Statewide CDA (Drew Coll Prep)
Series 00
7.25%, 10/01/30	7,750	8,383,407
California Statewide CDA (Saint Mark’s Sch)
Series 01
6.75%, 6/01/28	2,400	2,445,672
California Statewide CDA (San Diego Space & Science)
Series 96
7.50%, 12/01/16	2,240	2,346,131
California Statewide CDA (Wildwood Elem Sch)
Series 01
7.00%, 11/01/29	3,845	3,936,895
California Statewide CDA MFHR (Highland Creek Apts) AMT
FNMA Series 01K
5.40%, 4/01/34	5,745	5,685,022
California Statewide CDA MFHR (Santa Paula Vill Apts)
FNMA Series 98D
5.43%, 5/01/28	2,090	2,061,430

California Univ
AMBAC
5.00%, 11/01/19	6,025	6,276,243
FGIC Series 03A
5.00%, 11/01/22	6,000	6,116,100
Castaic Lake Wtr Agy
AMBAC Series 04A
5.00%, 8/01/16 - 8/01/18	4,325	4,537,373
MBIA Series 01A
5.20%, 8/01/30	1,625	1,636,310
Chino Hills CFD (Fairfield Ranch 10)
Series 00
6.95%, 9/01/30	5,200	5,321,264
Commerce Joint Pwr Fin Auth (Comnty Ctr Proj)
XLCA Series 04
5.00%, 10/01/34	2,015	1,799,697
Corona CFD (Eagle Glen 97-2) ETM
Series 98
5.875%, 9/01/23	5,910	5,798,065
East Palo Alto Pub Fin Auth (Univ Circle Gateway 101)
RADIAN Series 05A
5.00%, 10/01/25	4,390	4,152,896
Eastern Wtr Dist Impr Area A (Morningstar Ranch)
Series 02
6.40%, 9/01/32	3,660	3,634,892
El Centro Fin Auth (El Centro Med Ctr)
Series 01
5.375%, 3/01/26	18,000	18,255,600
Encinitas Rec Ranch Golf Auth (Encinitas Ranch Golf Course)
Series 04
5.50%, 9/01/23 - 9/01/24	1,110	1,026,409
5.60%, 9/01/26	1,000	920,000
Fontana CFD 11 (Heritage West End)
Series B
6.50%, 9/01/28	8,390	8,452,422
Fontana Pub Fin Auth (North Fontana Redev Proj)
AMBAC Series 03A
5.50%, 9/01/32	1,000	1,042,930
Foothill/Eastern Corridor Agy
Series 95
Zero Coupon, 1/01/24	10,255	4,932,963
Zero Coupon, 1/01/25	15,000	6,804,000
Fremont Uni Sch Dist/Alameda Cnty
FSA Series 05B
5.00%, 8/01/26	1,745	1,777,946

Fresno Joint Pwr (Lease Rev)
XLCA Series 04A
5.25%, 10/01/21 - 10/01/24	3,425	3,522,267
5.375%, 10/01/17	1,315	1,404,591
Fullerton Redev Agy COP
RADIAN
5.00%, 4/01/21	2,225	2,187,998
Gilroy Uni Sch Dist
FGIC
5.00%, 8/01/27	1,500	1,527,810
Huntington Park Pub Fin Auth
FSA Series 04A
5.25%, 9/01/17	1,000	1,088,160
Kaweah Delta Hlth Care Dist
MBIA Series 04
5.25%, 8/01/25 - 8/01/26	3,780	3,885,613
La Verne CFD 88-1
Series 98
5.875%, 3/01/14	3,910	3,925,210
Lammersville Sch Dist CFD (Mountain House)
Series 02
6.375%, 9/01/32	4,250	4,165,808
Lancaster Redev Agy Tax Alloc Rev (Fire Protn Fac Proj)
XLCA Series 04
5.00%, 12/01/23	1,120	1,132,018
Lancaster Redev Agy Tax Alloc Rev (Sheriffs Fac Proj)
XLCA Series 04
5.00%, 12/01/23	1,875	1,895,119
Loma Linda Hosp (Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	2,000	1,911,160
Los Angeles Cnty Metro Transp Auth (Prerefunded)
FGIC Series 00A
5.25%, 7/01/30	2,750	2,935,735
Los Angeles Comnty Redev Agy
Series 04L
5.00%, 3/01/17	2,565	2,585,751
5.10%, 3/01/19	1,350	1,350,486
Los Angeles Dept of Wtr & Pwr (Pwr Sys)
AMBAC
5.00%, 7/01/24	5,325	5,494,708
MBIA Series 01A
5.00%, 7/01/24	1,500	1,506,120
Los Angeles MFHR (Park Plaza West) AMT
GNMA
5.50%, 1/20/43	5,000	4,755,900
Los Angeles Uni Sch Dist
AMBAC Series B
5.00%, 7/01/19 - 7/01/21	13,685	14,245,122

Manteca Uni Sch Dist (Prerefunded)
FSA Series 04
5.25%, 8/01/22	1,390	1,548,182
Marin Wtr Dist
AMBAC Series 04
5.25%, 7/01/20	3,040	3,179,414
Murrieta Valley Uni Sch Dist (Election 2002)
FSA Series 05B
5.125%, 9/01/29	1,275	1,304,924
Norco Redev Agy Tax Alloc Rev (Norco Redev Proj Area No 1)
AMBAC Series 05
5.00%, 3/01/26	1,360	1,388,193
RADIAN Series 04
5.00%, 3/01/24	3,060	2,976,003
Oakland Uni Sch Dist (Alameda Cnty)
FGIC
5.00%, 8/01/22	8,975	8,763,280
MBIA Series 05
5.00%, 8/01/25	7,455	7,054,741
Ohlone Comnty Coll Dist
FSA Series 05B
5.00%, 8/01/24	1,850	1,898,230
Ontario Assmt Dist (Calif Commerce Ctr)
7.70%, 9/02/10	2,465	2,490,463
Ontario COP (Wtr Sys Impr Proj)
MBIA Series 04
5.25%, 7/01/21	1,700	1,771,672
Orange Cnty CFD 99-1 (Ladera Ranch) (Prerefunded)
Series 99A
6.70%, 8/15/29	3,000	3,216,930
Palm Springs COP ETM
Series 91B
Zero Coupon, 4/15/21	37,500	20,434,875
Palmdale Wtr Dist COP
FGIC Series 04
5.00%, 10/01/24	1,775	1,792,679
Pittsburg Redev Agy (Los Medanos Proj)
MBIA Series 03A
5.00%, 8/01/21	6,410	6,557,494
Placentia-Yorba Linda Uni Sch Dist
FGIC Series 06
5.00%, 10/01/27	4,200	4,133,598

Port of Oakland AMT
FGIC Series 02L
5.375%, 11/01/27	2,500	2,352,425
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda)
Series 01
6.40%, 9/01/31	8,000	8,690,480
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda) ETM
Series 01
6.40%, 9/01/31	3,105	3,362,839
Riverside CFD No 89-1 (MTN Cove) (Prerefunded)
Series 00
6.50%, 9/01/25	3,390	3,635,538
Riverside Cnty Pub Fin Auth Tax Alloc Rev
XLCA Series 04
5.00%, 10/01/35	2,475	2,220,941
Riverside Comnty Coll Dist
MBIA
5.00%, 8/01/25	1,720	1,748,638
Riverside Comnty Coll Dist (Prerefunded)
MBIA Series 04A
5.25%, 8/01/25 – 8/01/26	1,980	2,205,324
Rocklin Uni Sch Dist CFD
MBIA Series 04
5.00%, 9/01/25	1,000	1,012,460
Roseville CFD (No 1 Central Roseville Highland Park)
Series 99-A
5.80%, 9/01/17	6,630	6,687,084
Roseville High Sch Dist
Series 01E
5.25%, 8/01/26	2,435	2,511,751
Sacramento CFD 97-01B (N Natomas Drain) (Prerefunded)
Series 00B
7.25%, 9/01/30	5,375	5,806,989
Sacramento City Uni Sch Dist
FSA Series 04D
5.25%, 7/01/21 – 7/01/23	8,525	8,862,636
Sacramento Cnty Hsg Auth MFHR (Cottage Estates) AMT
FNMA Series 00B
6.00%, 2/01/33	5,300	5,336,305
Sacramento Cnty Hsg Auth MFHR (Verandas Apts) AMT
FNMA Series 00H
5.70%, 3/01/34	2,875	2,806,834

Sacramento Muni Util Dist (Elec Rev)
MBIA Series 03S
5.00%, 11/15/17	5,000	5,199,300
MBIA Series 04R-289-2
5.00%, 8/15/17	10,000	10,382,000
San Bernardino Cnty CFD 2002-1 (Kaiser Commerce Ctr)
Series 02-1
5.90%, 9/01/33	4,750	4,628,543
San Bernardino SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 01-A1
6.35%, 7/01/34 (a)	455	456,647
San Diego Cnty COP
Series 04A
5.50%, 9/01/44	5,000	5,012,550
San Diego HFA MFHR (Rental Rev) AMT
GNMA/ FNMA Series 98C
5.25%, 1/20/40	6,105	5,558,969
San Diego HFA MFHR (Vista La Rosa Apt) AMT
GNMA Series 00A
6.00%, 7/20/41	10,230	10,292,096
San Diego Uni Sch Dist (Election of 1998)
MBIA Series 04E-1
5.00%, 7/01/23 - 7/01/24	2,240	2,320,424
San Francisco City & Cnty (Int’l Arpt) AMT
FSA Series 00A
6.125%, 1/01/27	1,480	1,511,835
San Francisco Univ Funding, Inc.
ACA Series 99
5.25%, 7/01/32	16,650	17,354,961
San Joaquin Hills Transp Corr Agy (Toll Road Rev)
MBIA Series A
Zero Coupon, 1/15/36	47,415	8,527,588
San Joaquin Hills Transp Corr Agy ETM
Series 93
Zero Coupon, 1/01/20	20,000	11,987,400
Zero Coupon, 1/01/21	20,000	11,323,800
Zero Coupon, 1/01/23	25,000	12,574,750
San Jose Redev Agy (Tax Alloc Rev)
MBIA Series 04A
5.25%, 8/01/19	5,000	5,147,350
San Mateo Cnty Comnty Coll Dist COP (Prerefunded)
MBIA Series 04
5.25%, 10/01/20 (b)	2,870	3,196,233

Santa Margarita Wtr Dist
6.25%, 9/01/29	11,550	11,767,906
Semitropic Impr Dist Wtr Storage
XLCA Series 04A
5.50%, 12/01/23	1,640	1,701,844
South Gate Pub Fin Auth (South Gate Redev Proj No 1)
XLCA Series 02
5.125%, 9/01/24	1,800	1,745,316
Tejon Ranch Pub Fac Fin Auth CFD 1 (Tejon Indl Complex)
Series 00A
7.20%, 9/01/30	9,880	10,147,038
Tejon Ranch Pub Fac Fin Auth CFD 2000-1
Series 03
6.125%, 9/01/27	1,000	950,910
6.20%, 9/01/33	2,375	2,212,289
Torrance COP (Ref & Pub Impt Proj)
AMBAC Series 05B
5.00%, 6/01/24	2,900	2,956,985
Univ of California
5.00%, 5/15/21	5,525	5,766,885
FSA Series 05B
5.00%, 5/15/24	3,600	3,688,596
Univ of California (Prerefunded)
FGIC Series 01M
5.125%, 9/01/30	12,270	12,859,205
West Contra Costa Hlthcare Dist COP
AMBAC Series 04
5.375%, 7/01/21 – 7/01/24	4,720	4,522,614
West Kern Cnty Wtr Rev (Prerefunded)
Series 01
5.625%, 6/01/31	3,000	3,212,400
Westminster Redev Agy MFHR (Rose Garden Apt) AMT
Series 93A
6.75%, 8/01/24	4,300	4,333,540

		690,073,376

Puerto Rico – 3.3%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	3,000	2,987,580
Series 01A
5.50%, 7/01/19	1,880	1,926,398
Series 03A
5.25%, 7/01/23	800	796,688
Puerto Rico Conv Ctr Auth
AMBAC
5.00%, 7/01/17	10,730	10,855,219
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	506,080

Univ of Puerto Rico
5.00%, 6/01/18	4,930	4,914,520
Series 06Q
5.00%, 6/01/19	2,490	2,479,542

		24,466,027

Total Long-Term Municipal Bonds (cost $691,383,883)		714,539,403

Short-Term Municipal Notes - 2.4%
California - 1.6%
Abag Fin Auth for Nonprofit Corp. (Oshman Family Jewish Comnty)
2.31%, 6/01/37 (c)	1,100	1,100,000
Abag Fin Auth for Nonprofit Corp. (YMCA of San Francisco)
2.00%, 10/01/29 (c)	500	500,000
California
2.10%, 5/01/33 (c)	3,100	3,100,000
California (Daily Kindergarten Univ)
Series 04A-1
1.80%, 5/01/34 (c)	500	500,000
California Dept of Wtr Res (Pwr Sup Rev)
1.87%, 5/01/22 (c)	1,650	1,650,000
Series 01B-3
1.90%, 5/01/22 (c)	500	500,000
Series B4
1.90%, 5/01/22 (c)	1,000	1,000,000
California Pollution Ctl Fin Auth (Pacific Gas & Elec)
1.80%, 11/01/26 (c)	1,000	1,000,000
1.90%, 11/01/26 (c)	1,000	1,000,000
Irvine Ranch Wtr Dist
2.35%, 10/01/10 (c)	1,500	1,500,000

		11,850,000

Alaska - 0.2%
Valdez
1.90%, 12/01/33 (c)	1,000	1,000,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03B
2.10%, 7/01/37 (c)	200	200,000
Series 03C
2.10%, 7/01/37 (c)	500	500,000

		1,700,000

Florida - 0.2%
Jacksonville Hlth Fac Auth (Baptist Hlth Sys)
2.18%, 8/15/34 (c)	1,500	1,500,000

Mississippi - 0.1%
Mississippi Business Fin Commission (Chevron USA Inc. Proj)
2.18%, 12/01/30 (c)	500	500,000

Tennessee - 0.0%
Chattanooga HEFA (Siskin Rehab Proj)
2.20%, 6/01/28 (c)	500	500,000

Washington - 0.3%
Washington St Nonprofit Hsg (Emerald Heights Proj)
2.40%, 7/01/33 (c)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $18,050,000)		18,050,000

Total Investments - 98.8% (cost $709,433,883)		732,589,403
Other assets less liabilities - 1.2%		8,552,110

Net Assets - 100.0%		$741,141,513

INTEREST RATE SWAP TRANSACTIONS

	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
Swap Counterparty			Payments made by the Portfolio	Payments received by the Portfolio
Citigroup	$5,600	1/25/26	BMA *	4.108%		$241,427
Merrill Lynch	2,800	10/01/16	BMA *	4.147%		166,154
Merrill Lynch	13,800	7/30/26	4.090%	BMA	*	(562,638)
Merrill Lynch	10,200	8/09/26	4.063%	BMA	*	(428,886)
Merrill Lynch	13,400	11/15/26	4.378%	BMA	*	(1,078,415)

(a)	Variable rate coupon, rate shown as of July 31, 2008.

(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of July 31, 2008, the Portfolio held 43% of net assets in insured bonds (of this amount 7% represents the Portfolio's holding in pre-refunded bonds).

Glossary:

ACA AMBAC AMT CDA CFD COP ETM FGIC FNMA FSA GNMA HEFA HFA MBIA MFA MFHR RADIAN SFMR XLCA	- - - - - - - - - - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Community Development Administration

Community Facilities District

Certificate of Participation

Escrow to Maturity

Financial Guaranty Insurance Company

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

Health & Education Facility Authority

Housing Finance Authority

Municipal Bond Investors Assurance

Mortgage Finanace Authority

Multi-Family Housing Revenue

Radian Group, Inc.

Single Family Mortgage Revenue

XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

Insured California Portfolio

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 96.5%
California - 93.5%
Acalanes Union High Sch Dist (Ref-2013 Crossover)
FSA Series 05B
5.25%, 8/01/24	$2,000	$2,106,240
Bakerfield Wastewtr Rev
FSA
5.00%, 9/15/22	5,000	5,226,800
Banning Util Auth (Wtr & Enterprise Rev)
FGIC Series 05
5.25%, 11/01/30	1,140	1,141,414
Bay Area Infra Fin Auth
FGIC
5.00%, 8/01/17	4,000	4,094,240
Beaumont Fin Auth
AMBAC
5.00%, 9/01/26	405	394,178
Butte-Glenn Comnty Coll Dist (Election 2002)
MBIA Series 05B
5.00%, 8/01/25	3,620	3,679,730
California HFA MFHR (Mtg Rev)
AMBAC Series 95A
6.25%, 2/01/37	1,235	1,241,224
California Pub Wks Brd (Dept of Hlth Svcs-Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	3,000	2,890,590
Capistrano Uni Sch Dist School Fac Impr Dist No 1
FGIC Series 00A
6.00%, 8/01/24	1,550	1,618,169
FSA Series 01B
Zero Coupon, 8/01/25	8,000	3,278,720
Chino Redev Agy Spl Tax ETM
AMBAC Series 01B
5.25%, 9/01/30	5,210	5,276,011
Coachella Valley Uni Sch Dist
AMBAC
5.00%, 9/01/23	2,500	2,523,050

East Palo Alto Pub Fin Auth (Univ Circle Gateway 101)
RADIAN Series 05A
5.00%, 10/01/25	680	643,273
Fontana Pub Fin Auth (North Fontana Redev Proj)
AMBAC Series 03A
5.50%, 9/01/32	4,200	4,380,306
Franklin-McKinley Sch Dist (Prerefunded)
FSA Series 02B
5.00%, 8/01/27	700	765,436
Fullerton Redev Agy COP
RADIAN
5.00%, 4/01/21	1,025	1,007,954
Golden St Tobacco Securitization Corp. (Prerefunded)
RADIAN Series 03
5.50%, 6/01/43	1,400	1,518,650
Jurupa Uni Sch Dist
FGIC Series 04
5.00%, 8/01/22	1,340	1,367,229
Long Beach Fin Auth (Aquarium of the Pacific Proj)
AMBAC Series 01
5.25%, 11/01/30	6,500	6,390,605
Los Angeles Dept of Wtr & Pwr (Pwr Sys)
MBIA Series 01A
5.00%, 7/01/24	5,900	5,924,072
Murrieta Valley Uni Sch Dist (Election 2002)
FSA Series 05B
5.125%, 9/01/29	225	230,281
Norco Redev Agy Tax Alloc Rev (Norco Redev Proj Area No 1)
AMBAC Series 05
5.00%, 3/01/26	540	551,194
Orange Cnty COP (Loma Ridge Data Ctr Proj) (Prerefunded)
AMBAC
6.00%, 6/01/21	1,000	1,149,040
Poway Redev Agy (Paguay Proj) ETM
AMBAC Series 01
5.375%, 12/15/31	5,875	5,816,720
Rancho Cordova COP (City Hall Fac Acq Proj) (Prerefunded)
XLCA Series 05
5.00%, 2/01/24	2,645	2,881,516
Redding Elec Sys Rev
MBIA Series 92A
9.665%, 7/01/22 (a)(b)	1,550	2,062,554
Riverside Cnty Pub Fin Auth (Tax Alloc Rev)
XLCA Series 04
5.00%, 10/01/23	1,955	1,894,278

Riverside Cnty Redev Agy (Jurupa Valley Proj)
AMBAC Series 01
5.125%, 10/01/35	2,500	2,739,275
Riverside Cnty Redev Agy (Jurupa Valley Proj) ETM
AMBAC Series 01
5.25%, 10/01/35	5,000	5,497,350
San Diego Uni Sch Dist (Election of 1998)
MBIA Series 04E-1
5.00%, 7/01/23	1,000	1,036,280
Southwestern Comnty Coll Dist
MBIA Series 05
5.00%, 8/01/24	1,000	1,024,650
Stockton Pub Fin Auth
RADIAN Series 06A
5.00%, 9/01/17 - 9/01/21	5,060	5,040,929
Torrance COP (Ref & Pub Impt Proj)
AMBAC Series 05B
5.00%, 6/01/24	465	474,137
Univ of California
FSA Series 05B
5.00%, 5/15/24	1,400	1,434,454

		87,300,549

Nevada - 3.0%
Henderson Loc Impr Dist
FSA Series A
5.00%, 3/01/22	2,660	2,766,134

Total Long-Term Municipal Bonds (cost $88,586,772)		90,066,683

Short-Term Municipal Notes - 2.4%
California - 0.5%
California Infra & Econ Dev Bank (Asian Art Museum Fndtn)
MBIA Series 05
5.75%, 6/01/34 (c)	500	500,000

Illinois - 1.1%
Chicago Brd of Ed
FSA Series C1
2.35%, 3/01/31 (c)	1,000	1,000,000

Nevada - 0.8%
Clark Cnty Sch Dist
FSA Series 01A
2.15%, 6/15/21 (c)	800	800,000

Total Short-Term Municipal Notes (cost $2,300,000)		2,300,000

Total Investments - 98.9% (cost $90,886,772)		92,366,683
Other assets less liabilities - 1.1%		982,079

Net Assets - 100.0%		$93,348,762

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type				Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio		Payments received by the Portfolio
Citigroup	$900	1/25/26	BMA	*	4.108%		$38,801
Merrill Lynch	3,100	10/21/16	BMA	*	4.128%		175,442
Merrill Lynch	700	7/30/26	4.090%		BMA	*	(28,540)
Merrill Lynch	1,600	11/15/26	4.377%		BMA	*	(128,766)

(a)	Variable rate coupon, rate shown as of July 31, 2008.

(b)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of July 31, 2008, the Portfolio held 99% of net assets in insured bonds (of this amount 18% represents the Portfolio's holding in pre-refunded bonds). 39%, 19% and 15% of the Portfolio's insured bonds were insured by AMBAC, FSA and MBIA, respectively.

Glossary:

AMBAC COP ETM FGIC FSA HFA MBIA MFHR RADIAN XLCA	- - - - - - - - - -

American Bond Assurance Corporation

Certificate of Participation

Escrow to Maturity

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

Housing Finance Authority

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Radian Group, Inc.

XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 3, 2008